12. Financial Instruments and Risks: Schedule of Financial Assets measured on a recurring basis at fair value (Details)	Jul. 31, 2019 CAD ($)
Cash and cash equivalents
Assets, Fair Value Disclosure	$ 2,961,514
Convertible debenture receivable
Assets, Fair Value Disclosure	15,000,000
Promissory note receivable
Assets, Fair Value Disclosure	3,412,421
Investments in membership units
Assets, Fair Value Disclosure	1,684,892
Investments in warrants
Assets, Fair Value Disclosure	82,061
Cash
Assets, Fair Value Disclosure	33,904,759
Fair Value, Inputs, Level 1 | Cash and cash equivalents
Assets, Fair Value Disclosure	2,961,514
Fair Value, Inputs, Level 1 | Convertible debenture receivable
Assets, Fair Value Disclosure	0
Fair Value, Inputs, Level 1 | Promissory note receivable
Assets, Fair Value Disclosure	0
Fair Value, Inputs, Level 1 | Investments in membership units
Assets, Fair Value Disclosure	0
Fair Value, Inputs, Level 1 | Investments in warrants
Assets, Fair Value Disclosure	0
Fair Value, Inputs, Level 1 | Cash
Assets, Fair Value Disclosure	33,904,759
Fair Value, Inputs, Level 2 | Cash and cash equivalents
Assets, Fair Value Disclosure	0
Fair Value, Inputs, Level 2 | Convertible debenture receivable
Assets, Fair Value Disclosure	0
Fair Value, Inputs, Level 2 | Promissory note receivable
Assets, Fair Value Disclosure	3,412,421
Fair Value, Inputs, Level 2 | Investments in membership units
Assets, Fair Value Disclosure	1,684,892
Fair Value, Inputs, Level 2 | Investments in warrants
Assets, Fair Value Disclosure	0
Fair Value, Inputs, Level 2 | Cash
Assets, Fair Value Disclosure	0
Fair Value, Inputs, Level 3 | Cash and cash equivalents
Assets, Fair Value Disclosure	0
Fair Value, Inputs, Level 3 | Convertible debenture receivable
Assets, Fair Value Disclosure	15,000,000
Fair Value, Inputs, Level 3 | Promissory note receivable
Assets, Fair Value Disclosure	0
Fair Value, Inputs, Level 3 | Investments in membership units
Assets, Fair Value Disclosure	0
Fair Value, Inputs, Level 3 | Investments in warrants
Assets, Fair Value Disclosure	82,061
Fair Value, Inputs, Level 3 | Cash
Assets, Fair Value Disclosure	$ 0